RELATED PARTY TRANSACTIONS	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following entities have been identified as related parties :

Mazzal Holding Corp	Controlling entity
Mr. Nissim Trabelsi	Common director

The following transactions were carried out with related parties:
December 31
2014
$
Balance sheet:

Loan from related party - Director	1,300

From time to time, the director and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

NOTE 8 – RELATED PARTY TRANSACTIONS

Details of transactions between the Company and related parties are disclosed below:

The following entities have been identified as related parties :

Mazzal Holding Corp	- Controlling entity
Mr. Nissim S, Trabelsi	- Common director

	June 30	December 31
The following transactions were carried out with related parties:	2015	2014
	$	$
Balance sheet:
Loan from related party - Director	416,350	1,300

From time to time, the director of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.